Share-based compensation (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of number and weighted-average exercise prices of share options

			Performance-based
	Time-vested Options		Options		Alignment award
		Wtd. Average		Wtd. Average		Wtd. Average
		Exercise Price		Exercise Price		Exercise Price
	Options	(USD)	Options	(USD)	Options	(USD)
June 30, 2018	2,205	500	1,820	1,000	—	N/A
forfeited	(200)	500	(200)	1,000	—	N/A
exercised	—	N/A	—	N/A	—	N/A
June 30, 2019	2,005	500	1,620	1,000	—	N/A
forfeited	—	N/A	—	N/A	—	N/A
exercised	—	N/A	—	N/A	—	N/A
June 30, 2020	2,005	500	1,620	1,000	—	N/A
granted	—	N/A	—	N/A	6,478,761	830
cancelled	(2,005)	500	(1,620)	1,000	—	N/A
forfeited	—	N/A	—	N/A	—	N/A
exercised	—	N/A	—	N/A	—	N/A
June 30, 2021	—	—	—	—	6,478,761	830

Summary of inputs used in the measurement of the fair values at grant date of the equity-settled share-based payment plans

Black Scholes Model - Weighted Average Values	Tranche I	Tranche II	Tranche III

Weighted average fair value	$25.42	$22.93	$20.68
Exercise price	$5.79	$8.68	$11.58
Weighted average share price	$31.00	$31.00	$31.00
Expected volatility	60%	60%	60%
Expected life	2.32 years	2.32 years	2.32 years
Risk free rate	0.0%	0.0%	0.0%
Expected dividends	—	—	—

Summary of capital reserve related to stock options and restricted stock awards

	Year Ended June 30,
(in € thousands)	2020	2021

Classified within capital reserve (beginning of year)	989	1,055
Expense related to old plans:
Share options	28	427
Restricted Shares	37	0
Expense related to new plans:
Share Options (Alignment Grant)	0	26,820
Phantom Shares (Restoration Grant)	0	47,825
Restricted Shares	0	184
Restricted Share Units		13
Classified within capital reserve (end of year)	1,055	76,325

IPO Related One-Time Award Package
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of main features of one-time award package

Type of arrangement	Alignment Award	Restoration Award

Type of Award	Share Options	Phantom Shares
Date of first grant	January 20, 2021	January 20, 2021
Number granted	6,478,761	1,875,677
Vesting conditions	25% graded vesting of the granted share options in each of the next four years of service from grant date	The restoration awards are fully vested on the Grant Date.

Other One One-Time Award Package
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of main features of one-time award package

Sign-On
Type of arrangement	RSU Award

Type of Award	Restricted Shares Units
Date of first grant	June 1, 2021
Number granted	6,269
Vesting conditions	The restricted shares units are scheduled to vest in full on May 31, 2022.

Supervisory Board Award (Restricted Shares)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of main features of one-time award package

Annual Plan
Type of arrangement	Supervisory Board Members plan

Type of Award	Restricted Shares
Date of first grant	January 20, 2021
Number granted	15,384
Vesting conditions	The restricted shares are scheduled to vest in full on December 31, 2021.